Fair Value Measurements (Details 2) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Assets and liabilities measured at fair value on a recurring basis
Cash equivalents	$ 1,996.6	$ 1,710.8
Restricted cash	86.1	154.0
Derivative assets	0.5	74.3
Derivative liabilities	(48.4)	(0.2)
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt, carrying amount	4,592.5	3,098.1
Long-term debt, fair value	4,969.3	3,276.7
Recurring basis | Quoted Prices in Active Markets (Level 1)
Assets and liabilities measured at fair value on a recurring basis
Cash equivalents	1,925.3	1,561.9
Restricted cash	86.1	154.0
Derivative assets	0.0	0.0
Nonqualified employee benefit trusts	19.4	22.4
Asset retirement obligation funds		203.7
Derivative liabilities	0.0	0.0
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value on a recurring basis
Cash equivalents	0.0	0.0
Restricted cash	0.0	0.0
Derivative assets	0.5	74.3
Nonqualified employee benefit trusts	0.0	0.0
Asset retirement obligation funds		0.0
Derivative liabilities	(48.4)	(0.2)
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value on a recurring basis
Cash equivalents	0.0	0.0
Restricted cash	0.0	0.0
Derivative assets	0.0	0.0
Nonqualified employee benefit trusts	0.0	0.0
Asset retirement obligation funds		0.0
Derivative liabilities	0.0	0.0
Total Fair Value | Recurring basis
Assets and liabilities measured at fair value on a recurring basis
Cash equivalents	1,925.3	1,561.9
Restricted cash	86.1	154.0
Derivative assets	0.5	74.3
Nonqualified employee benefit trusts	19.4	22.4
Asset retirement obligation funds		203.7
Derivative liabilities	$ (48.4)	$ (0.2)